RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
11.	RELATED PARTY BALANCES AND TRANSACTIONS

All transactions with related parties have occurred in the normal course of operations and on terms and conditions that are similar to those of transactions with unrelated parties and are measured at the amount of consideration paid or received. A summary of the Company’s related party transactions with corporations having similar directors and officers is as follows:

	Year ended December 31,
	2022	2021
	$	$
Amounts paid to EarthLabs Inc. (i) exploration and evaluation	(266,737)	(1,356,384)
Amounts paid to DigiGeoData Inc. (i) for corporate development and investor relations	(1,800)	—
Options exercised by members of key management	—	666,875
(i)	EarthLabs Inc. (formerly Goldspot Discoveries Inc.) is a related entity having the following common director and officer to the Company: Denis Laviolette, Director and President.

As at December 31, 2022, there were no amounts payable to related parties for exploration and evaluation expenditures or corporate development and investor relations (December 31, 2021 - $225,619 was owed to EarthLabs Inc.).

There are no ongoing contractual commitments resulting from these transactions with related parties.

Key management personnel compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers.

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2022
	$	$	$	$
Executive Chairman and Chief Executive Officer	360,000	1,844,584	180,000	2,384,584
Former Chief Executive Officer	105,000	—	—	105,000
President	252,000	1,291,209	126,000	1,669,209
Chief Financial Officer	108,000	507,261	54,000	669,261
Chief Operating Officer	234,000	461,146	117,000	812,146
Chief Development Officer	182,000	391,207	78,000	651,207
Non-executive directors	113,110	1,390,778	—	1,503,888
Total	1,354,110	5,886,185	555,000	7,795,295

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2021
	$	$	$	$
Executive Chairman	300,000	1,291,220	100,000	1,691,220
Chief Executive Officer	300,000	1,291,220	100,000	1,691,220
President	210,000	1,291,220	70,000	1,571,220
Chief Financial Officer	72,000	—	—	72,000
Chief Operating Officer	195,000	544,192	65,000	804,192
Non-executive directors	80,129	1,546,426	—	1,626,555
Total	1,157,129	5,964,278	335,000	7,456,407

11.	RELATED PARTY BALANCES AND TRANSACTIONS (continued)

As at December 31, 2022, there was $276,016 payable to key management personnel in respect of key management compensation and expense reimbursements included in accounts payable and accrued liabilities (December 31, 2021 - $31,034). The amounts are unsecured, non-interest bearing and without fixed terms of repayment.

Under the terms of their management agreements, certain officers of the Company are entitled to 18 months of base pay in the event of their agreements being terminated without cause.